Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Schedule of Future Minimum Commitments [Table Text Block]

Amount
2013	$9,864
2014	6,594
2015	1,005
2016	—

$17,463